Share-based compensation - Additional Information (Details)		9 Months Ended	12 Months Ended			36 Months Ended	60 Months Ended
	Apr. 22, 2021	Jan. 19, 2022 shares	Dec. 31, 2024 shares year plan $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2024 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share option plans | plan			3
2013 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted (in shares)							0
Life of option | year			10
Vesting percentage on second anniversary of grant date			0.50
Vesting percentage on third anniversary			0.50
Share options exercised (in shares)			32,000	39,000	193,560
Weighted average share price at date of exercise (in dollars per share) | $ / shares			$ 4.72	$ 4.82	$ 7.41
2019 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted (in shares)						0
Vesting percentage on each anniversary over four year			0.25
Vesting period on each anniversary			4 years
Vesting period of unvested options in event of IPO or public listing	6 months
Share options exercised (in shares)		0	38,250	32,000	47,000
Weighted average share price at date of exercise (in dollars per share) | $ / shares			$ 4.70	$ 4.65	$ 6.19
2021 EIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted (in shares)			3,840,087	3,734,266	1,336,284
Share options exercised (in shares)			49,119	5,194	0
Weighted average share price at date of exercise (in dollars per share) | $ / shares			$ 4.59	$ 3.79
2021 EIP | Vesting Tranche Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period on each anniversary			4 years
Vesting percentage on first anniversary on grant date			0.25
Vesting percentage on monthly basis over remaining three years			0.75
Vesting period on monthly basis			3 years
2021 EIP | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares granted (in shares)			1,373,816	2,658,150	1,776,832
2021 EIP | Restricted Stock Units | Vesting Tranche One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage on first anniversary on grant date			0.25	0.25	0.25
Vesting percentage on monthly basis over remaining three years			0.75	0.75	0.75
Number of instruments granted subject to four year vesting (in shares)			1,168,896	2,260,649	1,396,366
RSU vesting period			4 years	4 years	4 years
RSU vesting period on quarterly basis			3 years		3 years
RSU vesting period on monthly basis				3 years
2021 EIP | Restricted Stock Units | Vesting Tranche Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments granted subject to four year vesting (in shares)				107,647
RSU vesting period				2 years
2021 EIP | Restricted Stock Units | Vesting Tranche Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments granted subject to four year vesting (in shares)			204,920	289,854	380,466